Schedule of Investments
(unaudited)
December 31, 2024
BlackRock Sustainable Total Return Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Pa r (000) Value
Asset-Backed Securities
Cayman Islands — 6.6%
(a)(b)
AGL Core CLO 4 Ltd., Series 2020-4A,
Class AR2, (3-mo. CME Term SOFR
at 1.38% Floor + 1.38%), 6.15%,
10/20/37 ................. USD 250 $ 251,753
Anchorage Capital CLO 8 Ltd., Series
2016-8A, Class BR2, (3-mo. CME
Term SOFR at 1.80% Floor +
2.06%), 6.68%, 10/27/34 ....... 250 251,229
Apidos CLO XXXIII, Series 2020-33A,
Class AR, (3-mo. CME Term SOFR
at 1.15% Floor + 1.41%), 6.05%,
10/24/34 ................. 250 250,431
Bridge Street CLO II Ltd., Series 2021-
1A, Class A1A, (3-mo. CME Term
SOFR at 1.23% Floor + 1.49%),
6.11%, 07/20/34 ............ 250 250,374
CIFC Funding Ltd.
Series 2015-4A, Class A1A2, (3-mo.
CME Term SOFR at 1.33% Floor
+ 1.33%), 5.95%, 04/20/34 ... 250 250,416
Series 2020-3A, Class A1R, (3-mo.
CME Term SOFR at 1.39% Floor
+ 1.39%), 6.01%, 10/20/34 ... 250 250,434
Madison Park Funding XIX Ltd., Series
2015-19A, Class AR3, (3-mo.
CME Term SOFR at 1.60% Floor +
1.60%), 6.23%, 01/22/37 ....... 250 251,621
Neuberger Berman Loan Advisers CLO
35 Ltd., Series 2019-35A, Class CR,
(3-mo. CME Term SOFR at 2.30%
Floor + 2.30%), 6.92%, 01/19/33 . 250 251,259
Palmer Square CLO Ltd., Series 2021-
3A, Class A1, (3-mo. CME Term
SOFR at 1.41% Floor + 1.41%),
6.07%, 01/15/35 ............ 250 250,647
Pikes Peak CLO 8, Series 2021-8A,
Class B, (3-mo. CME Term SOFR
at 1.75% Floor + 2.01%), 6.63%,
07/20/34 ................. 250 251,540
Shackleton 2013-IV-R CLO Ltd., Series
2013-4RA, Class A1A, (3-mo.
CME Term SOFR at 1.26% Floor +
1.26%), 5.92%, 04/13/31 ....... 124 124,259
Trimaran CAVU Ltd., Series 2021-2A,
Class D1, (3-mo. CME Term SOFR
at 3.25% Floor + 3.51%), 8.14%,
10/25/34 ................. 250 251,485
2,885,448
Ireland — 0.2%
Prodigy Finance DAC, Series 2021-1A,
Class A, (1-mo. CME Term SOFR
at 0.00% Floor + 1.36%), 5.70%,
07/25/51
(a) (b)
............... 87 87,085
United States — 5.7%
BDS LLC, Series 2024-FL13, Class A,
(1-mo. CME Term SOFR at 1.58%
Floor + 1.58%), 5.94%, 09/19/39
(a) (b)
100 100,214
Diameter Capital CLO 1 Ltd., Series
2021-1A, Class A1R, (3-mo. CME
Term SOFR at 1.39% Floor +
1.39%), 6.02%, 10/15/37
(a) (b)
.... 250 252,374
Security
Par (000)
Par (000) Value
United States (continued)
GoodLeap Home Improvement
Solutions Trust, Series 2024-1A,
Class A, 5.35%, 10/20/46
(a)
..... USD 34 $ 34,190
Home Partners of America Trust, Series
2021-2, Class F, 3.80%, 12/17/26
(a)
480 453,402
Legacy Mortgage Asset Trust, Series
2019-SL2, Class M, 4.25%,
02/25/59
(a) (b)
............... 222 197,423
Lendmark Funding Trust, Series 2022-
1A, Class A, 5.12%, 07/20/32
(a)
.. 100 100,214
Long Beach Mortgage Loan Trust,
Series 2006-2, Class 1A, (1-mo.
CME Term SOFR at 0.36% Floor +
0.47%), 4.81%, 03/25/46
(b)
..... 117 92,729
Mariner Finance issuance Trust,
Series 2024-BA, Class A, 4.91%,
11/20/38
(a)
................ 100 98,407
MF1 LLC, Series 2023-FL12, Class A,
(1-mo. CME Term SOFR at 2.07%
Floor + 2.07%), 6.43%, 10/19/38
(a) (b)
100 100,382
Navient Private Education Loan Trust,
Series 2015-AA, Class A3, (1-mo.
CME Term SOFR at 0.00% Floor +
1.81%), 6.21%, 11/15/30
(a) (b)
.... 34 34,607
Navient Private Education Refi Loan
Trust, Series 2024-A, Class A,
5.66%, 10/15/72
(a)
........... 87 88,299
Progress Residential Trust, Series
2021-SFR10, Class F, 4.61%,
12/17/40
(a)
................ 455 419,742
Ready Capital Mortgage Financing
LLC, Series 2023-FL11, Class A,
(1-mo. CME Term SOFR at 2.37%
Floor + 2.37%), 6.71%, 10/25/39
(a) (b)
25 24,647
Redwood Funding Trust, Series 2023-1,
Class A, 7.50%, 07/25/59
(a) (c)
.... 81 80,608
Regional Management Issuance Trust
(a)
Series 2020-1, Class A, 2.34%,
10/15/30 ............... 1 556
Series 2021-1, Class A, 1.68%,
03/17/31 ............... 28 27,222
Series 2021-2, Class A, 1.90%,
08/15/33 ............... 100 93,052
Republic Finance Issuance Trust,
Series 2024-B, Class A, 5.42%,
11/20/37
(a)
................ 100 101,197
Sesac Finance LLC, Series 2019-1,
Class A2, 5.22%, 07/25/49
(a)
.... 47 46,910
SMB Private Education Loan Trust,
Series 2021-A, Class B, 2.31%,
01/15/53
(a)
................ 82 78,701
Subway Funding LLC, Series 2024-1A,
Class A2II, 6.27%, 07/30/54
(a)
... 30 30,521
2,455,397
Total Asset-Backed Securities — 12.5%
(Cost: $ 5,441,275 ) .............................. 5,427,930

Schedule of Investments
(unaudited) (continued)
December 31, 2024
BlackRock Sustainable Total Return Fund

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
United States — 0.1%
Blackstone Mortgage Trust, Inc. , Class
A ...................... 1,198 $ 20,857
Invitation Homes, Inc. ........... 307 9,815
30,672
Total Common Stocks — 0.1%
(Cost: $ 32,432 ) ................................ 30,672
Par (000)
Pa r (000)
Corporate Bonds
Belgium — 0.2%
KBC Group NV , (3-mo. EURIBOR +
0.72%), 0.38%
,
06/16/27
(b) (d)
.... EUR 100 100,186
Canada — 0.6%
Algonquin Power & Utilities Corp. ,
5.37%
,
06/15/26
(c)
........... USD 4 4,019
Enbridge, Inc. , 5.70%
,
03/08/33 .... 23 23,239
Rogers Communications, Inc. , 5.30%
,
02/15/34 ................. 85 82,846
South Bow USA Infrastructure Holdings
LLC , 4.91%
,
09/01/27
(a)
....... 162 161,460
271,564
China — 0.1%
NXP BV , 5.55%
,
12/01/28 ........ 41 41,641
France — 1.4%
(d)
Banque Federative du Credit Mutuel SA
0.10% , 10/08/27 ............ EUR 100 95,906
4.13% , 09/18/30 ............ 200 216,613
BNP Paribas SA
(b)
(3-mo. EURIBOR + 0.80%), 0.38% ,
10/14/27 ............... 100 98,870
(3-mo. EURIBOR + 1.60%), 4.75% ,
11/13/32 ............... 100 110,456
Engie SA , 1.75%
,
03/27/28 ....... 100 99,895
621,740
Germany — 0.7%
(d)
E.ON SE , 1.00%
,
10/07/25 ....... 100 102,367
Eurogrid GmbH , 3.92%
,
02/01/34 ... 100 106,950
Sartorius Finance BV , 4.50%
,
09/14/32 100 109,136
318,453
Italy — 0.3%
Snam SpA , 3.38%
,
02/19/28
(d)
..... 100 105,010
Spain — 0.5%
(b)(d)
Banco de Sabadell SA , (1-Year EUR
Swap Annual + 1.60%), 4.00%
,
01/15/30 ................. 100 107,057
CaixaBank SA , (3-mo. EURIBOR +
0.85%), 0.38%
,
11/18/26 ....... 100 101,358
208,415
Switzerland — 0.7%
UBS AG
(d)
0.45% , 05/19/25 ............ 100 102,546
0.01% , 06/29/26 ............ 200 199,023
301,569
Security
Par (000)
Par (000) Value
United Kingdom — 0.2%
SSE plc , 0.88%
,
09/06/25
(d)
....... EUR 100 $ 102,418
United States — 27.0%
AbbVie, Inc.
5.05% , 03/15/34 ............ USD 67 66,195
4.70% , 05/14/45 ............ 8 7,059
5.40% , 03/15/54 ............ 15 14,438
Advanced Micro Devices, Inc. , 4.39%
,
06/01/52 ................. 8 6,685
AEP Texas, Inc.
3.95% , 06/01/28 ............ 107 103,390
5.25% , 05/15/52 ............ 22 19,808
Amazon.com, Inc.
3.10% , 05/12/51 ............ 15 10,111
4.10% , 04/13/62 ............ 73 57,126
American Express Co.
(b)
(1-day SOFR + 0.97%), 5.39% ,
07/28/27 ............... 150 151,634
(1-day SOFR + 0.93%), 5.04% ,
07/26/28 ............... 25 25,131
American International Group, Inc. ,
4.75%
,
04/01/48 ............ 8 7,068
American Tower Corp.
3.80% , 08/15/29 ............ 181 171,347
5.65% , 03/15/33 ............ 10 10,129
5.55% , 07/15/33 ............ 46 46,342
Amgen, Inc.
1.65% , 08/15/28 ............ 153 136,749
4.05% , 08/18/29 ............ 18 17,331
4.40% , 02/22/62 ............ 30 23,287
5.75% , 03/02/63 ............ 61 58,502
Apollo Debt Solutions BDC , 6.70%
,
07/29/31
(a)
................ 39 40,053
AppLovin Corp.
5.38% , 12/01/31 ............ 80 80,021
5.95% , 12/01/54 ............ 35 34,473
Ares Strategic Income Fund , 5.70%
,
03/15/28
(a)
................ 46 45,994
Arthur J Gallagher & Co. , 5.55%
,
02/15/55 ................. 19 18,243
AS Mileage Plan IP Ltd. , 5.31%
,
10/20/31
(a)
................ 236 230,419
Associated Banc-Corp. , (1-day SOFR +
3.03%), 6.46%
,
08/29/30
(b)
..... 20 20,398
AT&T Reign II Multi-Property Lease-
Backed Pass-Through Trust , 6.09%
,
12/15/44
(a) (e)
............... 50 50,300
AT&T, Inc.
4.75% , 05/15/46 ............ 59 51,214
4.50% , 03/09/48 ............ 64 52,851
3.50% , 09/15/53 ............ 20 13,467
3.80% , 12/01/57 ............ 10 6,899
3.65% , 09/15/59 ............ 88 58,288
Baltimore Gas & Electric Co.
3.50% , 08/15/46 ............ 14 10,117
5.65% , 06/01/54 ............ 3 2,954
Bank of America Corp.
(b)
(1-day SOFR + 1.99%), 6.20% ,
11/10/28 ............... 232 240,192
(1-day SOFR + 1.93%), 2.68% ,
06/19/41 ............... 20 13,885
(3-mo. CME Term SOFR + 3.41%),
4.08% , 03/20/51 .......... 40 31,313
(1-day SOFR + 1.56%), 2.97% ,
07/21/52 ............... 16 10,171

Schedule of Investments
(unaudited) (continued)
December 31, 2024
BlackRock Sustainable Total Return Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
Berry Global, Inc. , 5.65%
,
01/15/34
(a)
USD 29 $ 29,083
Blackstone Private Credit Fund
(a)
5.60% , 11/22/29 ............ 19 18,759
6.00% , 11/22/34 ............ 29 28,295
Block, Inc. , 6.50%
,
05/15/32
(a)
..... 10 10,097
Blue Owl Capital Corp. , 5.95%
,
03/15/29 ................. 42 42,167
Blue Owl Credit Income Corp. , 6.65%
,
03/15/31 ................. 40 40,712
Bristol-Myers Squibb Co.
5.10% , 02/22/31 ............ 15 15,097
6.25% , 11/15/53 ............ 8 8,475
Broadcom, Inc.
4.30% , 11/15/32 ............ 30 28,294
2.60% , 02/15/33
(a)
........... 26 21,491
3.42% , 04/15/33
(a)
........... 38 33,263
4.80% , 10/15/34 ............ 19 18,335
Burlington Northern Santa Fe LLC
5.40% , 06/01/41 ............ 15 14,744
3.30% , 09/15/51 ............ 18 12,340
5.20% , 04/15/54 ............ 34 31,997
5.50% , 03/15/55 ............ 10 9,823
Cameron LNG LLC , 3.30%
,
01/15/35
(a)
220 181,547
Caterpillar, Inc. , 3.25%
,
04/09/50 ... 37 25,560
CenterPoint Energy Houston Electric
LLC , Series AE , 2.35%
,
04/01/31 . 5 4,257
Charter Communications Operating
LLC
4.80% , 03/01/50 ............ 70 52,581
3.90% , 06/01/52 ............ 13 8,363
3.95% , 06/30/62 ............ 38 23,147
Cheniere Energy, Inc. , 5.65%
,
04/15/34 212 213,218
Citigroup, Inc.
(b)
(1-day SOFR + 1.18%), 2.52% ,
11/03/32 ............... 53 44,194
(1-day SOFR + 2.09%), 4.91% ,
05/24/33 ............... 4 3,866
(1-day SOFR + 1.45%), 5.45% ,
06/11/35 ............... 61 60,484
CNH Industrial Capital LLC , 3.95%
,
05/23/25 ................. 350 348,773
Coca-Cola Co. (The)
5.30% , 05/13/54 ............ 6 5,787
5.40% , 05/13/64 ............ 14 13,472
Comcast Corp.
4.65% , 02/15/33 ............ 78 75,340
2.94% , 11/01/56 ............ 8 4,659
2.99% , 11/01/63 ............ 25 14,110
Crown Castle, Inc. , 2.25%
,
01/15/31 . 59 49,581
CSX Corp. , 4.90%
,
03/15/55 ...... 18 16,076
CVS Health Corp.
4.78% , 03/25/38 ............ 43 37,181
5.05% , 03/25/48 ............ 18 14,842
Deere & Co. , 3.75%
,
04/15/50 ..... 6 4,609
Dell International LLC
5.40% , 04/15/34 ............ 8 7,980
3.38% , 12/15/41 ............ 12 8,829
Dominion Energy, Inc.
(b)
Series B , (5-Year US Treasury Yield
Curve Rate T Note Constant
Maturity + 2.51%), 7.00% ,
06/01/54 ............... 36 38,015
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
2.21%), 6.63% , 05/15/55 .... 15 15,250
Security
Par (000)
Par (000) Value
United States (continued)
DR Horton, Inc. , 5.00%
,
10/15/34 ... USD 175 $ 168,943
Ecolab, Inc. , 2.75%
,
08/18/55 ..... 26 15,262
Edison International
5.75% , 06/15/27 ............ 58 58,968
5.25% , 11/15/28 ............ 30 30,068
6.95% , 11/15/29 ............ 46 49,124
5.25% , 03/15/32 ............ 15 14,839
Elevance Health, Inc.
4.55% , 03/01/48 ............ 29 23,798
6.10% , 10/15/52 ............ 3 3,031
5.13% , 02/15/53 ............ 5 4,448
Eli Lilly & Co. , 4.88%
,
02/27/53 .... 5 4,526
EnLink Midstream LLC , 5.65%
,
09/01/34 ................. 56 55,813
Equinix Europe 2 Financing Corp. LLC ,
5.50%
,
06/15/34 ............ 4 4,015
Equinix, Inc.
3.20% , 11/18/29 ............ 205 188,462
2.15% , 07/15/30 ............ 31 26,680
3.90% , 04/15/32 ............ 65 59,869
Eversource Energy , 5.45%
,
03/01/28 7 7,091
Extra Space Storage LP , 2.35%
,
03/15/32 ................. 43 35,129
FactSet Research Systems, Inc. ,
3.45%
,
03/01/32 ............ 8 7,060
FirstEnergy Transmission LLC
(a)
5.00% , 01/15/35 ............ 80 77,291
4.55% , 04/01/49 ............ 114 95,437
FNB Corp. , (SOFR Index + 1.93%),
5.72%
,
12/11/30
(b)
........... 38 37,515
Gartner, Inc. , 4.50%
,
07/01/28
(a)
.... 669 651,904
General Motors Financial Co., Inc.
2.75% , 06/20/25 ............ 80 79,215
1.25% , 01/08/26 ............ 595 573,231
5.60% , 06/18/31 ............ 15 15,075
6.10% , 01/07/34 ............ 34 34,492
Gilead Sciences, Inc.
1.65% , 10/01/30 ............ 40 33,454
4.80% , 04/01/44 ............ 18 16,109
Global Payments, Inc. , 5.95%
,
08/15/52 ................. 5 4,847
Goldman Sachs Group, Inc. (The)
(1-day SOFR + 1.51%), 4.39% ,
06/15/27
(b)
.............. 220 218,690
(1-day SOFR + 1.25%), 2.38% ,
07/21/32
(b)
.............. 51 42,503
(1-day SOFR + 1.26%), 2.65% ,
10/21/32
(b)
.............. 56 47,333
(1-day SOFR + 1.41%), 3.10% ,
02/24/33
(b)
.............. 61 52,574
(1-day SOFR + 1.95%), 6.56% ,
10/24/34
(b)
.............. 58 62,346
(1-day SOFR + 1.55%), 5.85% ,
04/25/35
(b)
.............. 51 51,964
(1-day SOFR + 1.55%), 5.33% ,
07/23/35
(b)
.............. 35 34,346
(3-mo. CME Term SOFR + 1.69%),
4.41% , 04/23/39
(b)
......... 6 5,288
6.25% , 02/01/41 ............ 3 3,158
(1-day SOFR + 1.51%), 3.21% ,
04/22/42
(b)
.............. 6 4,372
(1-day SOFR + 1.47%), 2.91% ,
07/21/42
(b)
.............. 1 695
(1-day SOFR + 1.58%), 5.56% ,
11/19/45
(b)
.............. 26 25,110

Schedule of Investments
(unaudited) (continued)
December 31, 2024
BlackRock Sustainable Total Return Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
HCA, Inc.
3.50% , 09/01/30 ............ USD 184 $ 167,109
5.45% , 04/01/31 ............ 104 103,790
5.50% , 06/15/47 ............ 35 31,780
Hewlett Packard Enterprise Co. , 5.25%
,
07/01/28 ................. 56 56,554
Home Depot, Inc. (The)
4.95% , 09/15/52 ............ 5 4,552
5.30% , 06/25/54 ............ 39 37,359
5.40% , 06/25/64 ............ 5 4,793
Ingersoll Rand, Inc. , 5.31%
,
06/15/31 13 13,144
Intel Corp.
4.10% , 05/11/47 ............ 18 12,793
5.90% , 02/10/63 ............ 12 10,827
JPMorgan Chase & Co.
(b)
(1-day SOFR + 0.86%), 4.51% ,
10/22/28 ............... 50 49,558
(3-mo. CME Term SOFR + 1.52%),
4.20% , 07/23/29 .......... 4 3,892
(1-day SOFR + 1.13%), 5.00% ,
07/22/30 ............... 172 171,256
(3-mo. CME Term SOFR + 3.79%),
4.49% , 03/24/31 .......... 105 102,310
(3-mo. CME Term SOFR + 1.25%),
2.58% , 04/22/32 .......... 202 173,279
(1-day SOFR + 1.81%), 6.25% ,
10/23/34 ............... 44 46,503
(1-day SOFR + 1.62%), 5.34% ,
01/23/35 ............... 15 14,905
(1-day SOFR + 1.49%), 5.77% ,
04/22/35 ............... 55 56,260
(1-day SOFR + 1.46%), 5.29% ,
07/22/35 ............... 63 62,324
(3-mo. CME Term SOFR + 1.64%),
3.96% , 11/15/48 .......... 5 3,910
(1-day SOFR + 2.44%), 3.11% ,
04/22/51 ............... 5 3,309
(1-day SOFR + 1.58%), 3.33% ,
04/22/52 ............... 38 25,984
Juniper Networks, Inc. , 3.75%
,
08/15/29 ................. 16 15,190
KLA Corp.
3.30% , 03/01/50 ............ 48 33,153
4.95% , 07/15/52 ............ 6 5,453
Lam Research Corp. , 3.13%
,
06/15/60 8 4,898
Lowe's Cos., Inc.
2.80% , 09/15/41 ............ 63 43,229
5.63% , 04/15/53 ............ 41 39,400
M&T Bank Corp. , (1-day SOFR +
1.61%), 5.39%
,
01/16/36
(b)
..... 30 29,063
Marriott International, Inc.
5.30% , 05/15/34 ............ 3 2,976
5.35% , 03/15/35 ............ 7 6,901
Marsh & McLennan Cos., Inc.
4.90% , 03/15/49 ............ 14 12,535
5.45% , 03/15/53 ............ 11 10,621
Mastercard, Inc. , 3.85%
,
03/26/50 .. 18 13,928
Meta Platforms, Inc. , 5.75%
,
05/15/63 108 109,053
MidAmerican Energy Co. , 5.85%
,
09/15/54 ................. 57 57,929
Moody's Corp. , 3.25%
,
01/15/28 .... 7 6,706
Morgan Stanley
(b)
(1-day SOFR + 1.22%), 5.04% ,
07/19/30 ............... 54 53,814
Security
Par (000)
Par (000) Value
United States (continued)
(1-day SOFR + 1.29%), 2.94% ,
01/21/33 ............... USD 7 $ 5,997
(1-day SOFR + 1.56%), 5.32% ,
07/19/35 ............... 7 6,885
(1-day SOFR + 1.71%), 5.52% ,
11/19/55 ............... 177 170,578
Motorola Solutions, Inc. , 5.60%
,
06/01/32 ................. 6 6,123
MSCI, Inc. , 4.00%
,
11/15/29
(a)
..... 7 6,600
MSD Netherlands Capital BV , 3.50%
,
05/30/37 ................. EUR 100 104,575
National Grid North America, Inc. ,
4.67%
,
09/12/33
(d)
........... 100 111,436
Nestle Finance International Ltd. ,
3.13%
,
10/28/36
(d)
........... 80 81,772
Newmont Corp.
2.80% , 10/01/29 ............ USD 21 19,141
3.25% , 05/13/30 ............ 6 5,514
NiSource, Inc. , 5.35%
,
04/01/34 .... 25 24,793
NNN REIT, Inc. , 3.50%
,
04/15/51 ... 6 4,056
Norfolk Southern Corp.
4.15% , 02/28/48 ............ 33 26,242
5.35% , 08/01/54 ............ 27 25,706
NRG Energy, Inc.
(a)
4.45% , 06/15/29 ............ 63 60,170
3.63% , 02/15/31 ............ 193 168,771
6.00% , 02/01/33 ............ 6 5,828
7.00% , 03/15/33 ............ 180 194,296
Ohio Power Co.
Series P , 2.60% , 04/01/30 ...... 5 4,428
Series Q , 1.63% , 01/15/31 ..... 20 16,276
5.00% , 06/01/33 ............ 13 12,572
Series R , 2.90% , 10/01/51 ..... 37 22,237
Omnicom Group, Inc. , 3.60%
,
04/15/26 11 10,846
Oracle Corp.
4.00% , 07/15/46 ............ 45 34,631
4.00% , 11/15/47 ............ 4 3,049
3.60% , 04/01/50 ............ 38 26,623
5.55% , 02/06/53 ............ 12 11,337
4.38% , 05/15/55 ............ 62 48,500
5.50% , 09/27/64 ............ 17 15,553
Otis Worldwide Corp. , 5.25%
,
08/16/28 26 26,320
Owens Corning , 3.95%
,
08/15/29 ... 19 18,097
Pacific Gas & Electric Co.
4.95% , 07/01/50 ............ 45 39,050
3.50% , 08/01/50 ............ 123 84,260
6.75% , 01/15/53 ............ 11 11,985
5.90% , 10/01/54 ............ 10 9,863
Paramount Global
4.38% , 03/15/43 ............ 19 13,832
5.85% , 09/01/43 ............ 9 7,820
5.25% , 04/01/44 ............ 5 3,885
4.90% , 08/15/44 ............ 3 2,271
4.60% , 01/15/45 ............ 2 1,467
PECO Energy Co.
3.90% , 03/01/48 ............ 7 5,428
2.85% , 09/15/51 ............ 29 17,967
4.60% , 05/15/52 ............ 26 22,327
Pfizer Investment Enterprises Pte. Ltd.
4.75% , 05/19/33 ............ 21 20,405
5.30% , 05/19/53 ............ 28 26,217
PG&E Corp.
5.25% , 07/01/30 ............ 136 133,120

Schedule of Investments
(unaudited) (continued)
December 31, 2024
BlackRock Sustainable Total Return Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
3.88%), 7.38% , 03/15/55
(b)
... USD 30 $ 30,787
Piedmont Natural Gas Co., Inc. , 2.50%
,
03/15/31 ................. 11 9,391
Public Service Co. of New Hampshire ,
5.15%
,
01/15/53 ............ 3 2,782
Public Service Electric & Gas Co. ,
3.70%
,
05/01/28 ............ 8 7,733
Republic Services, Inc. , 3.95%
,
05/15/28 ................. 18 17,525
RPM International, Inc. , 2.95%
,
01/15/32 ................. 7 6,019
Ryder System, Inc. , 4.30%
,
06/15/27 27 26,671
San Diego Gas & Electric Co.
4.15% , 05/15/48 ............ 6 4,759
5.35% , 04/01/53 ............ 7 6,587
5.55% , 04/15/54 ............ 2 1,938
Solventum Corp. , 6.00%
,
05/15/64
(a)
. 17 16,578
Southern California Edison Co.
5.30% , 03/01/28 ............ 95 96,087
5.65% , 10/01/28 ............ 10 10,236
2.85% , 08/01/29 ............ 18 16,429
2.25% , 06/01/30 ............ 54 46,920
5.45% , 06/01/31 ............ 46 46,741
5.95% , 11/01/32 ............ 75 78,220
Sprint LLC , 7.63%
,
03/01/26 ...... 70 71,549
Synchrony Financial , 7.25%
,
02/02/33 2 2,065
System Energy Resources, Inc. ,
5.30%
,
12/15/34 ............ 2 1,959
Texas Instruments, Inc.
4.15% , 05/15/48 ............ 5 4,062
5.00% , 03/14/53 ............ 12 10,994
T-Mobile USA, Inc.
3.50% , 04/15/25 ............ 532 529,595
4.75% , 02/01/28 ............ 562 558,494
Toyota Motor Credit Corp. , 4.55%
,
08/09/29 ................. 5 4,939
Uber Technologies, Inc.
4.80% , 09/15/34 ............ 10 9,571
5.35% , 09/15/54 ............ 15 13,948
Union Pacific Corp. , 3.55%
,
05/20/61 40 26,674
United Airlines Pass-Through Trust ,
Series 2024-1 , Class A , 5.88%
,
02/15/37 ................. 26 26,456
UnitedHealth Group, Inc.
4.25% , 04/15/47 ............ 48 38,911
5.88% , 02/15/53 ............ 4 4,010
6.05% , 02/15/63 ............ 22 22,464
Verizon Communications, Inc.
2.55% , 03/21/31 ............ 50 43,059
2.36% , 03/15/32 ............ 31 25,708
5.05% , 05/09/33 ............ 44 43,500
Waste Management, Inc. , 4.15%
,
04/15/32 ................. 11 10,395
Wells Fargo & Co.
(b)
(1-day SOFR + 1.38%), 5.21% ,
12/03/35 ............... 30 29,189
(1-day SOFR + 2.53%), 3.07% ,
04/30/41 ............... 6 4,365
(3-mo. CME Term SOFR + 4.50%),
5.01% , 04/04/51 .......... 48 42,607
Security
Par (000)
Par (000) Value
United States (continued)
(1-day SOFR + 2.13%), 4.61% ,
04/25/53 ............... USD 31 $ 25,885
11,758,043
Total Corporate Bonds — 31.7%
(Cost: $ 14,125,315 ) .............................. 13,829,039
Foreign Agency Obligations
Italy — 0.2%
ACEA SpA , 0.00%
,
09/28/25
(d)
..... EUR 100 101,453
Supranational — 0.9%
European Union
(d)
2.50% , 10/04/52 ............ 170 149,168
Series NGEU , 3.00% , 03/04/53 .. 229 221,323
370,491
Total Foreign Agency Obligations — 1.1%
(Cost: $ 476,538 ) ................................ 471,944
Foreign Government Obligations
Belgium — 0.2%
Kingdom of Belgium , 3.30%
,
06/22/54
(a) (d)
............... 90 89,009
Brazil — 0.2%
Federative Republic of Brazil
10.00% , 01/01/29 ........... BRL —
(f)
40,809
10.00% , 01/01/35 ........... 1 63,838
104,647
Germany — 0.2%
Bundesrepublik Deutschland
Bundesanleihe , 2.50%
,
08/15/54
(d)
EUR 75 76,096
Japan — 0.2%
Japan Government Bond , 1.80%
,
03/20/54 ................. JPY 18,700 107,755
Mexico — 0.9%
United Mexican States
8.50% , 03/01/29 ............ MXN 10 45,573
8.50% , 05/31/29 ............ 20 90,936
2.66% , 05/24/31 ............ USD 200 162,200
7.75% , 11/23/34 ............ MXN 19 74,214
372,923
Panama — 0.4%
Republic of Panama , 3.88%
,
03/17/28 USD 200 184,400
Peru — 0.1%
Republic of Peru , 3.55%
,
03/10/51 .. 35 23,450
Philippines — 0.4%
Republic of Philippines , 3.00%
,
02/01/28 ................. 200 187,750
United Kingdom — 0.4%
U.K. Treasury Bonds , 4.38%
,
07/31/54
(d)
................ GBP 142 157,605

Schedule of Investments
(unaudited) (continued)
December 31, 2024
BlackRock Sustainable Total Return Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Uruguay — 0.0%
Oriental Republic of Uruguay , 5.10%
,
06/18/50 ................. USD 25 $ 22,961
Total Foreign Government Obligations — 3.0%
(Cost: $ 1,525,737 ) .............................. 1,326,596
Municipal Bonds
California - 0 .3%
Bay Area Toll Authority , Series 2010S-1 ,
RB , 7.04% , 04/01/50 ......... 20 22,958
Los Angeles Community College
District , Series 2010E , GO ,
6.60% , 08/01/42 ............ 5 5,424
State of California , Series 2018 , GO ,
4.60% , 04/01/38 ............ 70 65,534
University of California , Series 2012AD ,
RB , 4.86% , 05/15/2112 ........ 15 12,692
106,608
Illinois - 0 .1%
State of Illinois , Series 2003 , GO ,
5.10% , 06/01/33 ............ 38 37,091
New Jersey - 0.0%
New Jersey Turnpike Authority , Series
2009F , RB , 7.41% , 01/01/40 .... 8 9,229
New York - 0 .1%
Metropolitan Transportation Authority ,
Series 2010A , RB , 6.67% , 11/15/39 10 10,617
New York City Municipal Water Finance
Authority , Series 2010EE , RB ,
6.01% , 06/15/42 ............ 5 5,106
Port Authority of New York & New
Jersey
Series 2011-168 , RB ,
4.93% , 10/01/51 .......... 15 13,845
Series 2014-181 , RB ,
4.96% , 08/01/46 .......... 10 9,423
38,991
Ohio - 0.0%
American Municipal Power, Inc. , Series
2010A , RB , 8.08% , 02/15/50 .... 10 12,616
Texas - 0.0%
City of San Antonio Electric & Gas
Systems , Series 2010A , RB ,
5.81% , 02/01/41 ............ 10 9,997
State of Texas , Series 2009A , GO ,
5.52% , 04/01/39 ............ 15 15,020
25,017
Total Municipal Bonds — 0.5%
(Cost: $ 289,258 ) ................................ 229,552
Non-Agency Mortgage-Backed Securities
Collateralized Mortgage Obligations — 1 .3%
United States — 1.3%
Alternative Loan Trust
(b)
Series 2006-OA6, Class 1A1A, (1-
mo. CME Term SOFR at 0.42%
Floor + 0.53%), 4.87%, 07/25/46 15 13,399
Series 2006-OC10, Class 2A3, (1-
mo. CME Term SOFR at 0.46%
Floor + 0.57%), 4.91%, 11/25/36 189 158,027
Security
Par (000)
Par (000) Value
United States (continued)
AOMT, Series 2024-6, Class A3,
4.65%, 11/25/67
(a) (c)
.......... USD 48 $ 45,855
CFMT LLC, Series 2024-HB15, Class
M2, 4.00%, 08/25/34
(a) (b)
....... 100 94,072
RFMSI Trust, Series 2007-SA4, Class
3A1, 5.86%, 10/25/37
(b)
........ 113 67,861
TVC Mortgage Trust, Series 2023-
RTL1, Class A1, 8.25%, 11/25/27
(a) (c)
100 101,093
Verus Securitization Trust, Series 2021-
3, Class B1, 3.20%, 06/25/66
(a) (b)
. 100 73,438
553,745
Commercial Mortgage-Backed Securities — 6 .3%
United States — 6.3%
1211 Avenue of the Americas Trust,
Series 2015-1211, Class A1A2,
3.90%, 08/10/35
(a)
........... 250 246,705
2023-MIC Trust, Series 2023-MIC,
Class A, 8.44%, 12/05/38
(a) (b)
.... 10 10,713
ARES Commercial Mortgage Trust,
Series 2024-IND, Class A, (1-mo.
CME Term SOFR at 1.69% Floor +
1.69%), 6.09%, 07/15/41
(a) (b)
.... 22 22,138
ARES1, Series 2024-IND2, Class A,
(1-mo. CME Term SOFR at 1.44%
Floor + 1.44%), 5.84%, 10/15/34
(a) (b)
30 30,056
Atrium Hotel Portfolio Trust, Series
2024-ATRM, Class A, 5.41%,
11/10/29
(a) (b)
............... 10 9,952
BAHA Trust
(a)(b)
Series 2024-MAR, Class A, 6.17%,
12/10/41 ............... 66 66,632
Series 2024-MAR, Class B, 7.07%,
12/10/41 ............... 11 11,234
Series 2024-MAR, Class C, 7.77%,
12/10/41 ............... 27 27,719
BAMLL Trust, Series 2024-BHP,
Class A, (1-mo. CME Term SOFR
at 2.35% Floor + 2.35%), 6.75%,
08/15/39
(a) (b)
............... 10 10,049
BANK, Series 2022-BNK41, Class A4,
3.79%, 04/15/65
(b)
........... 80 72,974
BANK5
Series 2024-5YR10, Class A3,
5.30%, 10/15/57 .......... 10 10,047
Series 2024-5YR11, Class A3,
5.89%, 11/15/57 .......... 10 10,288
BANK5 Trust, Series 2024-5YR6, Class
A3, 6.23%, 05/15/57 ......... 18 18,707
BBCMS Mortgage Trust, Series 2018-
TALL, Class B, (1-mo. CME Term
SOFR at 1.12% Floor + 1.17%),
5.57%, 03/15/37
(a) (b)
.......... 25 22,250
BFLD Commercial Mortgage Trust,
Series 2024-UNIV, Class A, (1-mo.
CME Term SOFR at 1.49% Floor +
1.49%), 5.89%, 11/15/41
(a) (b)
.... 10 10,000
BMO Mortgage Trust, Series 2024-5C5,
Class A3, 5.86%, 02/15/57 ..... 17 17,411
BMP, Series 2024-MF23, Class E,
(1-mo. CME Term SOFR at 3.39%
Floor + 3.39%), 7.79%, 06/15/41
(a) (b)
10 9,913

Schedule of Investments
(unaudited) (continued)
December 31, 2024
BlackRock Sustainable Total Return Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
BX Commercial Mortgage Trust
(a)(b)
Series 2022-LP2, Class A, (1-mo.
CME Term SOFR at 1.01% Floor
+ 1.01%), 5.41%, 02/15/39 ... USD 41 $ 41,400
Series 2024-BRBK, Class A, (1-mo.
CME Term SOFR at 2.88% Floor
+ 2.88%), 7.26%, 10/15/41 ... 11 11,068
Series 2024-KING, Class A, (1-mo.
CME Term SOFR at 1.54% Floor
+ 1.54%), 5.94%, 05/15/34 ... 103 102,713
Series 2024-MDHS, Class A, (1-mo.
CME Term SOFR at 1.64% Floor
+ 1.64%), 6.04%, 05/15/41 ... 81 80,957
Series 2024-PURE, Class A,
(CAONREPO at 1.90% Floor +
1.90%), 5.19%, 11/15/41 ..... CAD 3 2,088
BX Trust
(a)(b)
Series 2021-MFM1, Class C, (1-mo.
CME Term SOFR at 1.20% Floor
+ 1.31%), 5.71%, 01/15/34 ... USD 10 10,473
Series 2022-IND, Class A, (1-mo.
CME Term SOFR at 1.49% Floor
+ 1.49%), 5.89%, 04/15/37 ... 43 43,227
Series 2024-VLT4, Class A, (1-mo.
CME Term SOFR at 1.49% Floor
+ 1.49%), 5.89%, 07/15/29 ... 30 30,122
Series 2024-VLT4, Class E, (1-mo.
CME Term SOFR at 2.89% Floor
+ 2.89%), 7.29%, 07/15/29 ... 10 10,044
Series 2024-VLT4, Class F, (1-mo.
CME Term SOFR at 3.94% Floor
+ 3.94%), 8.33%, 07/15/29 ... 30 29,986
BXP Trust, Series 2017-GM, Class D,
3.42%, 06/13/39
(a) (b)
.......... 45 41,793
Commercial Mortgage Trust
(a)(b)
Series 2013-300P, Class D, 4.39%,
08/10/30 ............... 25 20,754
Series 2024-WCL1, Class A, (1-mo.
CME Term SOFR at 1.84% Floor
+ 1.84%), 6.24%, 06/15/41 ... 11 11,000
Series 2024-WCL1, Class B, (1-mo.
CME Term SOFR at 2.59% Floor
+ 2.59%), 6.99%, 06/15/41 ... 10 9,963
Series 2024-WCL1, Class E, (1-mo.
CME Term SOFR at 4.49% Floor
+ 4.49%), 8.88%, 06/15/41 ... 10 10,010
CONE Trust
(a)(b)
Series 2024-DFW1, Class A, (1-mo.
CME Term SOFR at 1.64% Floor
+ 1.64%), 6.04%, 08/15/41 ... 150 150,750
Series 2024-DFW1, Class E, (1-mo.
CME Term SOFR at 3.89% Floor
+ 3.89%), 8.29%, 08/15/41 ... 22 21,972
CSTL Commercial Mortgage Trust,
Series 2024-GATE, Class A, 4.76%,
11/10/41
(a) (b)
............... 10 9,718
ELM Trust, Series 2024-ELM, Class
E10, 7.79%, 06/10/39
(a) (b)
...... 20 20,152
EQT Trust, Series 2024-EXTR, Class A,
5.33%, 07/05/41
(a) (b)
.......... 10 9,999
Fashion Show Mall LLC, Series 2024-
SHOW, Class A, 5.27%, 10/10/41
(a) (b)
10 9,845
Grace Trust, Series 2020-GRCE, Class
D, 2.68%, 12/10/40
(a) (b)
........ 250 201,763
Security
Par (000)
Par (000) Value
United States (continued)
Great Wolf Trust, Series 2024-WLF2,
Class A, (1-mo. CME Term SOFR +
1.69%), 6.09%, 05/15/41
(a) (b)
.... USD 100 $ 100,375
GS Mortgage Securities Corp. Trust
(a)(b)
Series 2021-DM, Class A, (1-mo.
CME Term SOFR at 0.89% Floor
+ 1.00%), 5.40%, 11/15/36 ... 45 44,850
Series 2024-RVR, Class E, 7.47%,
08/10/41 ............... 10 9,846
HIH Trust, Series 2024-61P, Class A,
(1-mo. CME Term SOFR at 1.84%
Floor + 1.84%), 6.24%, 10/15/41
(a) (b)
10 10,053
HILT Commercial Mortgage Trust,
Series 2024-ORL, Class C, (1-mo.
CME Term SOFR at 2.44% Floor +
2.44%), 6.84%, 05/15/37
(a) (b)
.... 20 20,000
HLTN Commercial Mortgage Trust,
Series 2024-DPLO, Class A, (1-mo.
CME Term SOFR at 1.64% Floor +
1.64%), 6.04%, 06/15/41
(a) (b)
.... 10 10,019
INV Mortgage Trust, Series 2024-IND,
Class A, (1-mo. CME Term SOFR
at 1.74% Floor + 1.74%), 6.14%,
11/15/41
(a) (b)
............... 18 17,994
J.P. Morgan Chase Commercial
Mortgage Securities Trust
(a)(b)
Series 2021-MHC, Class D, (1-mo.
CME Term SOFR at 1.70% Floor
+ 2.06%), 6.46%, 04/15/38 ... 250 250,312
Series 2024-IGLG, Class A, 5.17%,
11/09/39 ............... 10 9,971
Series 2024-IGLG, Class E, 7.25%,
11/09/39 ............... 15 14,888
Series 2024-IGLG, Class F, 8.22%,
11/09/39 ............... 13 12,946
JW Commercial Mortgage Trust
(a)(b)
Series 2024-MRCO, Class A, (1-mo.
CME Term SOFR at 1.62% Floor
+ 1.62%), 6.02%, 06/15/39 ... 10 10,003
Series 2024-MRCO, Class D, (1-mo.
CME Term SOFR at 3.19% Floor
+ 3.19%), 7.59%, 06/15/39 ... 10 10,031
KSL Commercial Mortgage Trust,
Series 2024-HT2, Class A, (1-mo.
CME Term SOFR at 1.54% Floor +
1.54%), 6.11%, 12/15/39
(a) (b)
.... 20 19,969
LBA Trust
(a)(b)
Series 2024-7IND, Class A, (1-mo.
CME Term SOFR at 1.44% Floor
+ 1.44%), 5.84%, 10/15/41 ... 10 10,006
Series 2024-BOLT, Class F, (1-mo.
CME Term SOFR at 4.44% Floor
+ 4.44%), 8.83%, 06/15/39 ... 10 9,986
MCR Mortgage Trust
(a)
Series 2024-HTL, Class C, (1-mo.
CME Term SOFR at 3.11% Floor
+ 3.11%), 7.50%, 02/15/37
(b)
.. 40 40,561
Series 2024-TWA, Class A, 5.92%,
06/12/39 ............... 13 13,116
Series 2024-TWA, Class E, 8.73%,
06/12/39 ............... 10 10,081
Morgan Stanley Capital I Trust
(a)(b)
Series 2017-ASHF, Class G, (1-mo.
CME Term SOFR at 6.90% Floor
+ 7.20%), 11.59%, 11/15/34 .. 10 9,537

Schedule of Investments
(unaudited) (continued)
December 31, 2024
BlackRock Sustainable Total Return Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
Series 2024-NSTB, Class A, 3.90%,
09/24/57 ............... USD 10 $ 9,582
One New York Plaza Trust
(a)(b)
Series 2020-1NYP, Class A, (1-mo.
CME Term SOFR at 0.95% Floor
+ 1.06%), 5.46%, 01/15/36 ... 21 20,029
Series 2020-1NYP, Class AJ, (1-mo.
CME Term SOFR at 1.25% Floor
+ 1.36%), 5.76%, 01/15/36 ... 20 18,800
ORL Trust, Series 2024-GLKS, Class A,
(1-mo. CME Term SOFR at 1.49%
Floor + 1.49%), 5.99%, 12/15/39
(a) (b)
45 45,000
PGA Trust, Series 2024-RSR2, Class A,
(1-mo. CME Term SOFR at 1.89%
Floor + 1.89%), 6.29%, 06/15/39
(a) (b)
10 10,000
SUMIT Mortgage Trust, Series 2022-
BVUE, Class D, 2.89%, 02/12/41
(a) (b)
40 29,179
TTAN MHC
(a)(b)
Series 2021-MHC, Class E, (1-mo.
CME Term SOFR at 2.40% Floor
+ 2.51%), 6.91%, 03/15/38 ... 38 38,440
Series 2021-MHC, Class F, (1-mo.
CME Term SOFR at 2.90% Floor
+ 3.01%), 7.41%, 03/15/38 ... 8 7,686
VEGAS
(a)(b)
Series 2024-GCS, Class C, 6.22%,
07/10/36 ............... 12 11,507
Series 2024-GCS, Class D, 6.22%,
07/10/36 ............... 44 40,119
VEGAS Trust, Series 2024-TI, Class A,
5.52%, 11/10/39
(a)
........... 17 17,043
Velocity Commercial Capital Loan
Trust, Series 2021-4, Class M4,
4.48%, 12/26/51
(a) (b)
.......... 399 308,337
Wells Fargo Commercial Mortgage
Trust
Series 2015-C26, Class AS, 3.58%,
02/15/48 ............... 16 16,120
Series 2024-5C2, Class A3, 5.92%,
11/15/57
(b)
.............. 10 10,303
Series 2024-BPRC, Class B, 6.22%,
07/15/43
(a)
.............. 10 10,116
Series 2024-BPRC, Class C, 6.43%,
07/15/43
(a)
.............. 10 9,906
2,723,296
Interest Only Commercial Mortgage-Backed Securities — 0.0%
United States — 0.0%
BMO Mortgage Trust, Series 2023-C5,
Class XA, 0.72%, 06/15/56
(b)
.... 198 9,556
MCR Mortgage Trust, Series 2024-
TWA, Class XA, 0.92%, 06/12/39
(a)
37 611
Wells Fargo Commercial Mortgage
Trust, Series 2024-BPRC, Class X,
0.09%, 07/15/43
(a) (b)
.......... 78 736
10,903
Total Non-Agency Mortgage-Backed Securities — 7.6%
(Cost: $ 3,433,762 ) .............................. 3,287,944
Security
Par (000)
Pa r (000) Value
U.S. Government Sponsored Agency Securities
Commercial Mortgage-Backed Securities — 0.1%
(b)
Federal Home Loan Mortgage
Corp. Variable Rate Notes ,
Series 2018-W5FX , Class CFX ,
3.66% , 04/25/28
(a)
........... USD 50 $ 44,729
Federal National Mortgage Association
Variable Rate Notes , Series 2024-
P015 , Class A1 , 4.31% , 11/25/32 . 6 5,639
Government National Mortgage
Association Variable Rate Notes ,
Series 2023-50 , Class AC ,
3.25% , 09/16/63 ............ 3 2,611
52,979
Interest Only Collateralized Mortgage Obligations — 0.2%
Government National Mortgage
Association
Series 2021-58 , Class IY ,
3.00% , 02/20/51 ........ 63 10,629
Series 2021-78 , Class IP ,
3.00% , 05/20/51 ........ 67 11,393
Series 2021-97 , Class LI ,
3.00% , 08/20/50 ........ 57 9,498
Series 2022-78 , Class D ,
3.00% , 08/20/51 ........ 139 23,217
Series 2022-85 , Class IK ,
3.00% , 05/20/51 ........ 73 12,243
Mortgage-Backed Securities — 41.2%
Federal National Mortgage Association
5.81% , 06/01/31 .......... 13 13,277
3.00% , 12/01/50 .......... 575 500,550
Government National Mortgage
Association
2.00% , 08/20/50 - 11/20/50 ... 97 77,882
2.50% , 10/20/51 - 12/20/51 ... 82 68,116
3.00% , 03/20/52 .......... 261 225,409
3.50% , 03/20/52 .......... 52 46,817
4.00% , 03/20/52 .......... 14 12,546
2.00% , 01/15/55
(g)
......... 424 339,034
2.50% , 01/15/55
(g)
......... 429 358,215
3.00% , 01/15/55
(g)
......... 115 99,709
3.50% , 01/15/55
(g)
......... 2,067 1,847,468
4.00% , 01/15/55
(g)
......... 196 180,512
4.50% , 01/15/55
(g)
......... 183 172,964
5.00% , 01/15/55
(g)
......... 240 232,809
5.50% , 01/15/55
(g)
......... 219 217,190
6.00% , 01/15/55
(g)
......... 167 168,096
6.50% , 01/15/55
(g)
......... 98 99,678
Uniform Mortgage-Backed Securities
1.50% , 01/25/40
(g)
......... 293 251,126
2.00% , 01/25/40
(g)
......... 395 348,732
2.50% , 01/25/40 - 01/25/55
(g)
.. 162 146,891
3.00% , 01/25/40 - 01/25/55
(g)
.. 209 184,868
3.50% , 01/25/40
(g)
......... 33 31,187
4.00% , 01/25/40
(g)
......... 19 18,238
4.50% , 01/25/40
(g)
......... 56 54,771
3.50% , 09/01/46 - 11/01/51 ... 933 848,361
4.00% , 09/01/47 - 04/01/52 ... 972 895,672
4.50% , 06/01/50 .......... 196 186,585
1.50% , 06/01/51 .......... 310 229,306
2.00% , 10/01/51 - 11/01/51 ... 2,511 1,965,720
2.50% , 11/01/51 - 12/01/51 ... 2,681 2,207,934
3.00% , 11/01/51 .......... 242 210,558
5.00% , 04/01/53 - 10/01/53 ... 683 659,979
5.50% , 09/01/53 - 12/01/54 ... 322 318,616
6.00% , 09/01/53 .......... 269 271,919

Schedule of Investments
(unaudited) (continued)
December 31, 2024
BlackRock Sustainable Total Return Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Mortgage-Backed Securities (continued)
6.50% , 10/01/53 - 09/01/54 ... USD 378 $ 387,338
7.50% , 12/01/53 - 01/01/54 ... 5 5,603
5.00% , 01/25/55
(g)
......... 61 59,036
5.50% , 01/25/55
(g)
......... 1,725 1,702,141
6.00% , 01/25/55
(g)
......... 2,311 2,321,652
17,966,505
Total U.S. Government Sponsored Agency Securities
—
41 .5%
(Cost: $ 19,438,440 ) .............................. 18,086,464
U.S. Treasury Obligations
U.S. Treasury Bonds
1.13% , 05/15/40 - 08/15/40 ..... 254 152,108
4.38% , 05/15/40 - 05/15/41 ..... 84 79,966
1.38% , 11/15/40 - 08/15/50 ..... 209 118,590
4.25% , 11/15/40 ............ 109 102,445
1.88% , 02/15/41 - 11/15/51 ..... 166 102,758
4.75% , 02/15/41 - 11/15/43 ..... 72 70,981
1.75% , 08/15/41 ............ 127 82,237
3.00% , 05/15/42 - 08/15/52 ..... 463 344,420
3.88% , 02/15/43 ............ 238 209,641
2.88% , 05/15/43 - 05/15/52 ..... 360 257,716
3.63% , 08/15/43 - 02/15/53 ..... 69 58,008
3.75% , 11/15/43 ............ 68 58,552
4.50% , 02/15/44 - 11/15/54 ..... 343 327,128
4.13% , 08/15/44 - 08/15/53 ..... 436 394,194
2.75% , 11/15/47 ............ 180 126,303
3.13% , 05/15/48 ............ 82 61,423
2.25% , 08/15/49 - 02/15/52 ..... 132 80,872
1.63% , 11/15/50 ............ 100 51,932
2.38% , 05/15/51 ............ 114 71,622
2.00% , 08/15/51 ............ 124 70,569
4.00% , 11/15/52 ............ 1 871
U.S. Treasury Notes
5.00% , 08/31/25 ............ 87 87,420
4.63% , 03/15/26 - 05/31/31 ..... 218 218,950
0.63% , 07/31/26 ............ 271 256,297
0.88% , 09/30/26 ............ 52 49,072
3.50% , 09/30/26 - 01/31/28 ..... 1 1,174
1.13% , 10/31/26 ............ 38 35,923
1.63% , 11/30/26 - 05/15/31 ..... 212 188,081
4.25% , 11/30/26 - 11/15/34 ..... 452 450,032
4.00% , 01/15/27 - 02/15/34 ..... 453 444,031
1.50% , 01/31/27 ............ 4 3,783
4.13% , 02/15/27 - 11/15/32 ..... 518 512,214
1.88% , 02/28/27 - 02/28/29 ..... 135 128,334
0.50% , 04/30/27 - 05/31/27 ..... 255 233,476
2.75% , 04/30/27 - 08/15/32 ..... 176 166,342
0.38% , 09/30/27 ............ 60 53,992
1.25% , 03/31/28 - 08/15/31 ..... 639 553,812
3.63% , 03/31/28 ............ 13 12,830
4.38% , 11/30/28 - 05/15/34 ..... 395 393,645
1.75% , 01/31/29 ............ 7 6,321
2.88% , 04/30/29 ............ 29 27,296
Security
Par (000)
Par (000) Value
U.S. Treasury Obligations (continued)
4.88% , 10/31/30 ............ USD 2 $ 2,044
3.38% , 05/15/33 ............ 6 5,514
Total U.S. Treasury Obligations — 15.3%
(Cost: $ 7,184,466 ) .............................. 6,652,919
Total Long-Term Investments — 113 .3%
(Cost: $ 51,947,223 ) .............................. 49,343,060
Shares
Shares
Short-Term Securities
Money Market Funds — 5.6%
BlackRock Liquidity Funds, T-Fund,
Institutional Class , 4.36%
(h) (i)
.... 2,417,893 2,417,893
Total Short-Term Securities — 5 .6%
(Cost: $ 2,417,893 ) .............................. 2,417,893
Total Options Purchased — 0.0%
(Cost: $ 68,916 ) ................................ 37,205
Total Investments Before Options Written and TBA Sale
Commitments — 118.9%
(Cost: $ 54,434,032 ) .............................. 51,798,158
Total Options Written — ( 0 .2 ) %
(Premiums Received — $ (114,180) ) .................. (109,233)
Par (000)
Pa r (000)
TBA Sale Commitments
Uniform Mortgage-Backed Securities
(g)
2.50% , 01/25/40 - 01/25/55 ..... (1,070) (871,743)
2.00% , 01/25/55 ............ (308) (239,590)
3.00% , 01/25/55 ............ (5) (4,246)
3.50% , 01/25/55 ............ (1,646) (1,455,750)
4.00% , 01/25/55 ............ (381) (348,378)
4.50% , 01/25/55 ............ (1,628) (1,531,089)
5.00% , 01/25/55 ............ (800) (772,060)
5.50% , 01/25/55 ............ (1,040) (1,026,191)
6.00% , 01/25/55 ............ (88) (88,657)
6.50% , 01/25/55 ............ (48) (49,092)
Total TBA Sale Commitments — ( 14 .7 ) %
(Proceeds: $ (6,523,029) ) .......................... (6,386,796)
Total Investments Net of Options Written and TBA Sale
Commitments — 104 .0%
(Cost: $ 47,796,823 ) .............................. 45,302,129
Liabilities in Excess of Other Assets — (4.0) % ............ (1,738,718)
Net Assets — 100.0% .............................. $ 43,563,411
(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(b)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(c)
Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(d)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(e)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(f)
Rounds to less than 1,000.

Schedule of Investments
(unaudited) (continued)
December 31, 2024
BlackRock Sustainable Total Return Fund

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended December 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
(g)
Represents or includes a TBA transaction.
(h)
Affiliate of the Fund.
(i)
Annualized 7-day yield as of period end.
Affiliated Issuer
Value at
09/30/24
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
12/31/24
Shares
Held at
12/31/24 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class . $ 1,415,929 $ 1,001,964
(a)
$ — $ — $ — $ 2,417,893 2,417,893 $ 17,258 $ —
iShares J.P. Morgan USD
Emerging Markets Bond
ETF
(b)
.............. 345,778 — (338,316) (3,915) (3,547) — — 1,424 —
$ (3,915) $ (3,547) $ 2,417,893 $ 18,682 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
As of period end, the entity is no longer held.

Schedule of Investments
(unaudited) (continued)
December 31, 2024
BlackRock Sustainable Total Return Fund

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
U.S. Treasury 10-Year Note ................................................... 21 03/20/25 $ 2,284 $ (13,535)
U.S. Treasury 10-Year Ultra Note ............................................... 9 03/20/25 1,002 (14,348)
U.S. Treasury Long Bond ..................................................... 10 03/20/25 1,138 (37,282)
U.S. Treasury Ultra Bond ..................................................... 5 03/20/25 595 (42,241)
U.S. Treasury 2-Year Note .................................................... 16 03/31/25 3,290 (2,754)
U.S. Treasury 5-Year Note .................................................... 35 03/31/25 3,721 (31,586)
3-mo. SOFR ............................................................. 9 12/16/25 2,161 (3,050)
(144,796)
Short Contracts
Euro-Bobl ............................................................... 4 03/06/25 488 6,323
Euro-Bund .............................................................. 5 03/06/25 691 13,797
Euro-Schatz ............................................................. 4 03/06/25 443 1,844
Canada 10-Year Bond ....................................................... 4 03/20/25 341 (6,354)
15,610
$ (129,186)
Forward Foreign Currency Exchange Contracts
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
BRL 564,000 USD 90,063 JPMorgan Chase Bank NA 03/19/25 $ 41
USD 375,982 BRL 2,319,020 Barclays Bank plc 03/19/25 5,498
USD 403,968 EUR 380,700 Barclays Bank plc 03/19/25 8,318
USD 2,347,525 EUR 2,227,000 UBS AG 03/19/25 33,068
USD 331,875 GBP 260,100 HSBC Bank plc 03/19/25 6,441
USD 111,327 JPY 16,639,832 Royal Bank of Canada 03/19/25 4,643
USD 132,996 MXN 2,728,815 HSBC Bank plc 03/19/25 3,747
61,756
BRL 431,753 USD 70,000 Barclays Bank plc 03/19/25 (1,025)
BRL 400,000 USD 63,965 Goldman Sachs International 03/19/25 (61)
BRL 610,000 USD 99,906 JPMorgan Chase Bank NA 03/19/25 (2,453)
GBP 130,000 USD 165,151 Barclays Bank plc 03/19/25 (2,496)
(6,035)
$ 55,721
Exchange-Traded Options Purchased
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Call
3-mo. SOFR ............................... 75 04/11/25 USD 96.25 USD 18,750 $ 14,063

Schedule of Investments
(unaudited) (continued)
December 31, 2024
BlackRock Sustainable Total Return Fund

OTC Dual Binary Options Purchased
Description
(a)
Counterparty Units
Expiration
Date
Notional
Amount (000) Value
Put
Payout at expiry if USDCNHC >= 7.35 and
difference of US 30-Year swap and US 5-Year
swap >= 0.23 ....................... Citibank NA 12,000 01/17/25 USD 88 $ 1
Payout at expiry if USDCNHC >= 7.35 and
difference of US 30-Year swap and US 5-Year
swap >= 0.23 ....................... Citibank NA 12,000 01/31/25 USD 88 36
$ 37
(a)
Option only pays if both terms are met on the expiration date.
OTC Interest Rate Swaptions Purchased
Paid by the Fund Received by the Fund
Description Rate Frequency Rate Frequency Counterparty
Expiration
Date Exercise Rate
Notional
Amount (000) Value
Call
1-Year Interest Rate Swap
(a)
. 1-day SOFR At Termination 3.74% At Termination Citibank NA 05/16/25 3 .74 % USD 8,392 $ 9,870
1-Year Interest Rate Swap
(a)
. 1-day SOFR At Termination 3.74% At Termination
Goldman Sachs
International 05/16/25 3 .74 USD 11,253 13,235
$ 23,105
(a)
Forward settling swaption.
Exchange-Traded Options Written
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Call
3-mo. SOFR ................................ 75 04/11/25 USD 97.00 USD 18,750 $ (3,750)
OTC Interest Rate Swaptions Written
Paid by the Fund Received by the Fund
Description Rate Frequency Rate Frequency Counterparty
Expiration
Date Exercise Rate
Notional
Amount (000) Value
Call
10-Year Interest Rate Swap
(a)
2.76% Annual 1-day SOFR Annual
JPMorgan Chase
Bank NA 03/28/25 2 .76 % USD 264 $ (49)
1-Year Interest Rate Swap
(a)
. 2.94% At Termination 1-day SOFR At Termination
Goldman Sachs
International 05/16/25 2 .94 USD 11,253 (2,589)
1-Year Interest Rate Swap
(a)
. 2.94% At Termination 1-day SOFR At Termination Citibank NA 05/16/25 2 .94 USD 8,392 (1,930)
10-Year Interest Rate Swap
(a)
3.21% Annual 1-day SOFR Annual
Goldman Sachs
International 06/04/25 3 .21 USD 269 (771)
10-Year Interest Rate Swap
(a)
3.75% Annual 1-day SOFR Annual Deutsche Bank AG 11/25/26 3 .75 USD 447 (13,227)
10-Year Interest Rate Swap
(a)
3.69% Annual 1-day SOFR Annual
JPMorgan Chase
Bank NA 11/30/26 3 .69 USD 40 (1,115)
10-Year Interest Rate Swap
(a)
3.71% Annual 1-day SOFR Annual
JPMorgan Chase
Bank NA 12/03/26 3 .71 USD 536 (15,213)
(34,894)
Put
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 3.76% Annual
JPMorgan Chase
Bank NA 03/28/25 3 .76 USD 264 (8,239)

Schedule of Investments
(unaudited) (continued)
December 31, 2024
BlackRock Sustainable Total Return Fund

OTC Interest Rate Swaptions Written (continued)
Paid by the Fund Received by the Fund
Description Rate Frequency Rate Frequency Counterparty
Expiration
Date Exercise Rate
Notional
Amount (000) Value
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 4.21% Annual
Goldman Sachs
International 06/04/25 4 .21 % USD 269 $ (4,280)
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 3.75% Annual Deutsche Bank AG 11/25/26 3 .75 USD 447 (24,796)
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 3.69% Annual
JPMorgan Chase
Bank NA 11/30/26 3 .69 USD 40 (2,343)
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 3.71% Annual
JPMorgan Chase
Bank NA 12/03/26 3 .71 USD 536 (30,931)
(70,589)
$ (105,483)
(a)
Forward settling swaption.
Centrally Cleared Credit Defa ul t Swaps — Sell Protection
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency
Termination
Date
Credit
Rating
(a)
Notional
Amount (000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Markit CDX North American
High Yield Index Series
43.V1 ........... 5 .00 % Quarterly 12/20/29 B+ USD 1,187 $ 93,325 $ 85,128 $ 8,197
(a)
Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
Centrally Cleared Interest Rate Swap s
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Effective
Date
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
4.36% At Termination 1-day EFFR At Termination N/A 01/29/25 USD 19,830 $ (337) $ — $ (337)
1-day SOFR Annual 4.00% Annual 04/02/25
(a)
03/19/35 USD 342 (1,784) — (1,784)
1-day SOFR Annual 3.77% Annual 04/03/25
(a)
04/03/35 USD 27 (648) — (648)
3.93% Annual 1-day SOFR Annual 04/03/25
(a)
04/03/35 USD 133 1,482 — 1,482
3.82% Annual 1-day SOFR Annual 04/03/25
(a)
04/03/35 USD 53 1,064 — 1,064
3.77% Annual 1-day SOFR Annual 04/03/25
(a)
04/03/35 USD 105 2,516 — 2,516
3.93% Annual 1-day SOFR Annual 06/04/25
(a)
06/04/35 USD 108 1,168 — 1,168
3.95% Annual 1-day SOFR Annual 06/04/25
(a)
06/04/35 USD 108 977 — 977
2.49% Annual 6-mo. EURIBOR Semi-Annual N/A 02/19/54 EUR 90 (6,999) — (6,999)
2.51% Annual 6-mo. EURIBOR Semi-Annual N/A 02/20/54 EUR 90 (7,323) — (7,323)
2.51% Annual 6-mo. EURIBOR Semi-Annual N/A 02/20/54 EUR 126 (10,457) — (10,457)
2.51% Annual 6-mo. EURIBOR Semi-Annual N/A 03/01/54 EUR 45 (3,734) — (3,734)
2.46% Annual 6-mo. EURIBOR Semi-Annual N/A 03/22/54 EUR 19 (1,362) — (1,362)
2.54% Annual 6-mo. EURIBOR Semi-Annual N/A 04/22/54 EUR 73 (6,784) (150) (6,634)
2.50% Annual 6-mo. EURIBOR Semi-Annual N/A 05/14/54 EUR 24 (1,991) (114) (1,877)
2.43% Annual 6-mo. EURIBOR Semi-Annual N/A 06/19/54 EUR 19 (1,321) — (1,321)
2.43% Annual 6-mo. EURIBOR Semi-Annual N/A 06/20/54 EUR 17 (1,184) — (1,184)
6-mo. EURIBOR Semi-Annual 2.44% Annual N/A 06/24/54 EUR 11 799 — 799
2.59% Annual 6-mo. EURIBOR Semi-Annual N/A 07/04/54 EUR 23 (2,007) (128) (1,879)
2.55% Annual 6-mo. EURIBOR Semi-Annual N/A 07/11/54 EUR 9 (698) — (698)
2.28% Annual 6-mo. EURIBOR Semi-Annual N/A 07/11/54 EUR 10 (167) (228) 61
2.25% Annual 6-mo. EURIBOR Semi-Annual N/A 07/11/54 EUR 19 (205) 78 (283)
2.54% Annual 6-mo. EURIBOR Semi-Annual N/A 07/11/54 EUR 9 (692) (48) (644)
6-mo. EURIBOR Semi-Annual 2.26% Annual N/A 10/22/54 EUR 10 194 (49) 243
2.33% Annual 6-mo. EURIBOR Semi-Annual N/A 10/24/54 EUR 11 (394) — (394)

Schedule of Investments
(unaudited) (continued)
December 31, 2024
BlackRock Sustainable Total Return Fund

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/ or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Effective
Date
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
6-mo. EURIBOR Semi-Annual 2.18% Annual N/A 11/07/54 EUR 16 $ 53 $ — $ 53
$ (39,834) $ (639) $ (39,195)
(a)
Forward swap.
The following reference rates, and their values as of period end, are used for security descriptions:
Reference Index Reference Rate
1-day EFFR ......................................... Effective Federal Funds Rate 4 .33%
1-day SOFR ......................................... Secured Overnight Financing Rate 4 .53
6-mo. EURIBOR ...................................... Euro Interbank Offered Rate 2 .57
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities ................................... $ — $ 5,427,930 $ — $ 5,427,930
Common Stocks ......................................... 30,672 — — 30,672
Corporate Bonds
Belgium ............................................. — 100,186 — 100,186
Canada ............................................. — 271,564 — 271,564
China ............................................... — 41,641 — 41,641
France .............................................. — 621,740 — 621,740
Germany ............................................ — 318,453 — 318,453
Italy ................................................ — 105,010 — 105,010
Spain ............................................... — 208,415 — 208,415
Switzerland ........................................... — 301,569 — 301,569
United Kingdom ........................................ — 102,418 — 102,418
United States .......................................... — 11,707,743 50,300 11,758,043
Foreign Agency Obligations ................................. — 471,944 — 471,944
Foreign Government Obligations .............................. — 1,326,596 — 1,326,596
Municipal Bonds ......................................... — 229,552 — 229,552

Schedule of Investments
(unaudited) (continued)
December 31, 2024
BlackRock Sustainable Total Return Fund

Level 1 Level 2 Level 3 Total
Non-Agency Mortgage-Backed Securities ........................ $ — $ 3,287,944 $ — $ 3,287,944
U.S. Government Sponsored Agency Securities .................... — 18,086,464 — 18,086,464
U.S. Treasury Obligations ................................... — 6,652,919 — 6,652,919
Short-Term Securities
Money Market Funds ...................................... 2,417,893 — — 2,417,893
Options Purchased
Interest rate contracts ...................................... 14,063 23,105 — 37,168
Other contracts .......................................... — 37 — 37
Liabilities
Investments
TBA Sale Commitments .................................... — (6,386,796) — (6,386,796)
$ 2,462,628 $ 42,898,434 $ 50,300 $ 45,411,362
Derivative Financial Instruments
(a)
Assets
Credit contracts ........................................... $ — $ 8,197 $ — $ 8,197
Foreign currency exchange contracts ............................ — 61,756 — 61,756
Interest rate contracts ....................................... 21,964 8,363 — 30,327
Liabilities
Foreign currency exchange contracts ............................ — (6,035) — (6,035)
Interest rate contracts ....................................... (154,900) (153,041) — (307,941)
$ (132,936) $ (80,760) $ — $ (213,696)
(a)
Derivative financial instruments are swaps, futures contracts, forward foreign currency exchange contracts and options written. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.
Currency Abbreviation
BRL Brazilian Real
CAD Canadian Dollar
EUR Euro
GBP British Pound
JPY Japanese Yen
MXN Mexican Peso
USD United States Dollar
Portfolio Abbreviation
CLO Collateralized Loan Obligation
DAC Designated Activity Company
EFFR Effective Federal Funds Rate
ETF Exchange-Traded Fund
EURIBOR Euro Interbank Offered Rate
GO General Obligation Bonds
MSCI Morgan Stanley Capital International
OTC Over-the-counter
RB Revenue Bonds
REIT Real Estate Investment Trust
SOFR Secured Overnight Financing Rate
TBA To-be-announced
Fair Value Hierarchy as of Period End (continued)